Subsequent events	6 Months Ended
Mar. 31, 2023
Subsequent events
Subsequent events

Note 22 – Subsequent events

Management has reviewed events occurring through the date the financial statements were issued and, except as disclosed elsewhere in the financial statements, no subsequent events occurred that require accrual or disclosure.